Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 106,309	$ 79,052
Down payments from clients	641	542
Other accounts payable	47,721	34,313
Total	$ 154,671	$ 113,907